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CITY NATIONAL ROCHDALE CORPORATE BOND FUND
City National Rochdale Corporate Bond Fund
INVESTMENT GOAL

The City National Rochdale Corporate Bond Fund (the "Corporate Bond Fund" or the "Fund") seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CITY NATIONAL ROCHDALE CORPORATE BOND FUND	SERVICING CLASS	CLASS N
Management Fees	0.40%	0.40%
Distribution (12b-1) Fee	none	0.25%
Shareholder Servicing Fee	0.25%	0.25%
Other Fund Expenses	0.16%	0.16%
Total Other Expenses	0.41%	0.41%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.87%	1.12%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CITY NATIONAL ROCHDALE CORPORATE BOND FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
SERVICING CLASS	89	278	482	1,073
CLASS N	114	356	617	1,363

PORTFOLIO TURNOVER

The Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Corporate Bond Fund's net assets (plus any borrowings for investment purposes) consists of investment grade corporate notes, bonds and debentures that are nationally traded and corporate issues of domestic and international companies (including emerging market companies) denominated in U.S. dollars. The Fund may also purchase mortgage-backed and asset-backed instruments the maturities and durations of which are consistent with an intermediate term strategy.

City National Rochdale, LLC (the "Adviser"), the Fund's investment adviser, actively manages the average duration of the portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the Fund's portfolio typically ranges from two to six years, but may vary due to unusually large purchases or redemptions of the Fund's shares. There is no limit on the maturities of individual securities held by the Fund.

The Adviser typically invests in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Ratings Services of Baa or BBB, mortgage-backed and asset-backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of P1 or A1. Although the Adviser considers credit ratings in selecting investments for the Fund, the Adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on a credit rating by a nationally recognized statistical rating organization. The Adviser considers, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage. The Fund may retain a security after it has been downgraded to any rating below the minimum credit rating if the Adviser determines that doing so is in the best interests of the Fund. The Fund may also invest in the shares of money market mutual funds the investments of which are consistent with those of the Fund.

Generally, in determining whether to sell a security, the Adviser uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desirable investment for the Fund, including consideration of the security's current credit quality. The Adviser may also sell a security to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Corporate Bond Fund nor the Adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk – The market price of a security may move up and down, sometimes rapidly and unpredictably, due to general market conditions such as overall economic trends or events, government actions, market disruptions caused by trade disputes or other factors, political factors, or adverse investor sentiment. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. The value of the Fund's investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer.

Credit – Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Fund. A default on a security held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rates –The value of fixed income securities will fall if interest rates rise. Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. Recent and potential future changes in monetary policy made by central banks and governments are likely to impact the level of interest rates.

Foreign Securities – Investments in securities of foreign issuers tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities may be less liquid and more difficult to value than domestic securities.

Emerging Market Securities – Many of the risks with respect to foreign securities are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems, which tend to be less stable than those of more developed countries. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Management – The Fund's performance depends on the Adviser's skill in making appropriate investments. As a result, the Fund's investment strategies may not work as intended or otherwise fail to produce the desired results, and the Fund may underperform the markets in which it invests or similar funds.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Prepayments – As a general rule, prepayments of principal of loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

LIBOR Risk – Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate ("LIBOR"). In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Underlying Funds – To the extent the Fund invests in other funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. The underlying funds may not achieve their investment goals. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. Further, the Fund is subject to the effects of the business and regulatory developments that affect these underlying funds and the investment company industry generally.

Rating Agencies – Credit ratings are issued by rating agencies, which are private entities that provide ratings of the credit quality of debt obligations. A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the issuers of the securities they rate.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Conflicts of Interest – The Adviser and its affiliates are engaged in a variety of businesses and have interests other than that of managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com to obtain updated performance information.

This bar chart shows the performance of the Corporate Bond Fund's Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Best Quarter 2.50% Q3 2010	Worst Quarter - 1.24% Q2 2013

This table shows the average annual total returns of each class of the Corporate Bond Fund for the periods ended December 31, 2019. The table also shows how the Fund's performance compares with the returns of indices comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - CITY NATIONAL ROCHDALE CORPORATE BOND FUND	1 Year	5 Years	10 Years
SERVICING CLASS	5.74%	1.98%	2.39%
SERVICING CLASS | After Taxes on Distributions	4.85%	1.18%	1.50%
SERVICING CLASS | After Taxes on Distributions and Sales	3.61%	1.18%	1.51%
CLASS N	5.37%	1.69%	2.13%
Bloomberg Barclays U.S. Corporate 1-5 A3 or Higher, 2% Issuer Constrained Index (Reflects no deduction for fees, expenses or taxes)	6.18%	2.58%	2.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.